Shareholders' equity (Tables)	12 Months Ended
Dec. 31, 2022
Shareholders' equity
Schedule of number of shares acquired in the context of the share buy-back programs as well as the repurchased treasury stock

Treasury Stock
		Total number of shares
		purchased and retired as
		part of publicly
	Average price per	announced plans or	Total value of
Period	share	programs (1)	shares
	in €		in € THOUS

December 31, 2019	60.66	6,107,629	370,502

Purchase of Treasury Stock
January 2020	84.37	124,398	10,495
February 2020 (2)	249.10	25,319	6,307
March 2020	63.05	4,842,943	305,362
April 2020	63.07	694,813	43,824
Repurchased Treasury Stock	64.35	5,687,473	365,988
Retirement of repurchased Treasury Stock
December 2020	62.44	11,795,102	736,490
TOTAL		—	—
(1)	All shares purchased between May 12, 2016 and April 1, 2020 were purchased pursuant to the share purchase program authorized by the AGM resolution of May 12, 2016. The Company did not purchase any shares other than pursuant to such program.
(2)	The purchase price of the shares of the program beginning on June 17, 2019 was based on the volume weighted average price of the Company’s shares for the period and changes in the volume weighted average price resulted in retroactive adjustments to the purchase price, even if no shares were purchased. The February adjustment, in combination with a lower number of shares purchased, resulted in a particularly high average price per share for the month.